Quarterly Holdings Report
for
Fidelity® SAI U.S. Momentum Index Fund
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SY1-NPRT3-0623
1.9878815.106
Common Stocks - 100.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	37,467	662,042
Entertainment - 0.8%
Liberty Media Corp. Liberty Formula One Series C (a)	3,339	241,042
Netflix, Inc. (a)	7,231	2,385,724
		2,626,766
Interactive Media & Services - 0.9%
Meta Platforms, Inc. Class A (a)	11,846	2,846,831
Media - 0.3%
Interpublic Group of Companies, Inc.	2,296	82,036
Omnicom Group, Inc.	6,910	625,839
		707,875
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (a)	22,752	3,274,013
TOTAL COMMUNICATION SERVICES		10,117,527
CONSUMER DISCRETIONARY - 8.9%
Automobile Components - 0.1%
BorgWarner, Inc.	5,911	284,496
Automobiles - 0.0%
Rivian Automotive, Inc. (a)(b)	2,118	27,153
Broadline Retail - 0.4%
MercadoLibre, Inc. (a)	983	1,255,773
Distributors - 0.4%
Genuine Parts Co.	7,371	1,240,613
LKQ Corp.	1,347	77,762
		1,318,375
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	5,284	183,355
Booking Holdings, Inc. (a)	630	1,692,375
Darden Restaurants, Inc.	582	88,423
Las Vegas Sands Corp. (a)	16,992	1,084,939
McDonald's Corp.	9,134	2,701,381
MGM Resorts International	1,584	71,153
Royal Caribbean Cruises Ltd. (a)	3,773	246,867
Starbucks Corp.	32,496	3,713,968
Wynn Resorts Ltd. (a)	3,980	454,834
Yum! Brands, Inc.	1,542	216,774
		10,454,069
Household Durables - 0.5%
D.R. Horton, Inc.	7,558	830,020
Lennar Corp. Class A	1,645	185,572
NVR, Inc. (a)	43	251,120
PulteGroup, Inc.	5,278	354,418
		1,621,130
Specialty Retail - 4.0%
AutoZone, Inc. (a)	902	2,402,306
Burlington Stores, Inc. (a)	1,722	332,019
Chewy, Inc. (a)(b)	498	15,443
O'Reilly Automotive, Inc. (a)	3,261	2,991,348
Ross Stores, Inc.	13,965	1,490,484
TJX Companies, Inc.	52,362	4,127,173
Tractor Supply Co.	1,486	354,262
Ulta Beauty, Inc. (a)	1,949	1,074,737
		12,787,772
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	6,657	843,575
TOTAL CONSUMER DISCRETIONARY		28,592,343
CONSUMER STAPLES - 6.3%
Beverages - 2.6%
Keurig Dr. Pepper, Inc.	4,009	131,094
Molson Coors Beverage Co. Class B	872	51,867
Monster Beverage Corp.	28,310	1,585,360
PepsiCo, Inc.	28,928	5,522,066
The Coca-Cola Co.	16,400	1,052,060
		8,342,447
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp.	1,878	945,047
Dollar General Corp.	2,588	573,138
Dollar Tree, Inc. (a)	1,547	237,789
Walmart, Inc.	8,126	1,226,782
		2,982,756
Food Products - 2.7%
Archer Daniels Midland Co.	14,559	1,136,767
Bunge Ltd.	840	78,624
Campbell Soup Co.	9,528	517,370
Conagra Brands, Inc.	8,350	316,966
General Mills, Inc.	28,071	2,487,933
Kellogg Co.	3,384	236,102
Lamb Weston Holdings, Inc.	8,523	952,957
Mondelez International, Inc.	9,417	722,472
The Hershey Co.	5,135	1,402,163
The J.M. Smucker Co.	4,788	739,315
		8,590,669
Household Products - 0.1%
Kimberly-Clark Corp.	1,725	249,935
The Clorox Co.	652	107,984
		357,919
TOTAL CONSUMER STAPLES		20,273,791
ENERGY - 17.5%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	13,464	393,687
Halliburton Co.	32,392	1,060,838
Schlumberger Ltd.	76,924	3,796,199
		5,250,724
Oil, Gas & Consumable Fuels - 15.9%
APA Corp.	9,266	341,452
Cheniere Energy, Inc.	8,191	1,253,223
Chesapeake Energy Corp.	2,269	187,601
Chevron Corp.	56,423	9,511,789
ConocoPhillips Co.	46,506	4,785,002
Coterra Energy, Inc.	10,176	260,506
Devon Energy Corp.	16,241	867,757
Diamondback Energy, Inc.	3,987	566,951
EOG Resources, Inc.	16,571	1,979,737
EQT Corp.	6,873	239,455
Exxon Mobil Corp.	137,995	16,330,326
Hess Corp.	14,624	2,121,357
HF Sinclair Corp.	7,384	325,708
Kinder Morgan, Inc.	7,462	127,973
Marathon Oil Corp.	20,495	495,159
Marathon Petroleum Corp.	29,227	3,565,694
Occidental Petroleum Corp.	28,777	1,770,649
Ovintiv, Inc.	4,738	170,947
Phillips 66 Co.	16,436	1,627,164
Pioneer Natural Resources Co.	2,882	626,979
Targa Resources Corp.	6,213	469,268
Texas Pacific Land Corp. (b)	361	533,432
The Williams Companies, Inc.	18,285	553,304
Valero Energy Corp.	19,651	2,253,380
		50,964,813
TOTAL ENERGY		56,215,537
FINANCIALS - 9.2%
Banks - 1.0%
First Citizens Bancshares, Inc.	140	141,005
First Horizon National Corp.	15,941	279,765
JPMorgan Chase & Co.	19,752	2,730,516
		3,151,286
Capital Markets - 1.3%
Ameriprise Financial, Inc.	3,583	1,093,245
Ares Management Corp.	741	64,904
Cboe Global Markets, Inc.	551	76,975
Charles Schwab Corp.	19,163	1,001,075
FactSet Research Systems, Inc.	172	70,811
LPL Financial	3,293	687,710
MarketAxess Holdings, Inc.	965	307,227
MSCI, Inc.	423	204,076
NASDAQ, Inc.	2,067	114,450
Raymond James Financial, Inc.	5,050	457,177
State Street Corp.	2,801	202,400
		4,280,050
Financial Services - 1.4%
Apollo Global Management, Inc.	2,940	186,367
Berkshire Hathaway, Inc. Class B (a)	4,765	1,565,541
Fiserv, Inc. (a)	7,552	922,250
Jack Henry & Associates, Inc.	773	126,262
Toast, Inc. (a)	2,224	40,477
Visa, Inc. Class A	7,604	1,769,679
		4,610,576
Insurance - 5.5%
AFLAC, Inc.	18,578	1,297,673
Allstate Corp.	1,010	116,918
American Financial Group, Inc.	888	108,984
Aon PLC	1,083	352,170
Arch Capital Group Ltd. (a)	22,498	1,688,925
Arthur J. Gallagher & Co.	8,117	1,688,823
Chubb Ltd.	10,464	2,109,124
Erie Indemnity Co. Class A	1,550	336,862
Everest Re Group Ltd.	1,990	752,220
Globe Life, Inc.	4,193	455,024
Hartford Financial Services Group, Inc.	2,343	166,330
Marsh & McLennan Companies, Inc.	5,249	945,817
MetLife, Inc.	7,813	479,171
Principal Financial Group, Inc.	9,882	738,087
Progressive Corp.	31,589	4,308,740
The Travelers Companies, Inc.	6,411	1,161,289
W.R. Berkley Corp.	6,484	382,037
Willis Towers Watson PLC	2,213	512,531
		17,600,725
TOTAL FINANCIALS		29,642,637
HEALTH CARE - 28.0%
Biotechnology - 9.4%
AbbVie, Inc.	40,724	6,154,211
Alnylam Pharmaceuticals, Inc. (a)	5,192	1,034,246
Amgen, Inc.	12,271	2,941,850
Biogen, Inc. (a)	6,796	2,067,547
BioMarin Pharmaceutical, Inc. (a)	6,903	662,964
Exact Sciences Corp. (a)	4,175	267,492
Gilead Sciences, Inc.	82,909	6,815,949
Horizon Therapeutics PLC (a)	8,184	909,733
Neurocrine Biosciences, Inc. (a)	3,508	354,448
Regeneron Pharmaceuticals, Inc. (a)	4,972	3,986,500
Seagen, Inc. (a)	2,315	463,000
United Therapeutics Corp. (a)	876	201,594
Vertex Pharmaceuticals, Inc. (a)	12,944	4,410,409
		30,269,943
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	25,811	1,345,269
DexCom, Inc. (a)	7,925	961,620
Hologic, Inc. (a)	3,669	315,571
IDEXX Laboratories, Inc. (a)	1,034	508,893
Insulet Corp. (a)	1,318	419,177
Masimo Corp. (a)	292	55,229
Novocure Ltd. (a)(b)	838	55,224
Stryker Corp.	4,560	1,366,404
The Cooper Companies, Inc.	231	88,115
		5,115,502
Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	6,635	1,107,050
Cardinal Health, Inc.	17,702	1,453,334
Centene Corp. (a)	3,454	238,084
Cigna Group	14,284	3,617,994
CVS Health Corp.	11,158	817,993
Elevance Health, Inc.	5,460	2,558,829
HCA Holdings, Inc.	2,835	814,581
Humana, Inc.	3,407	1,807,379
McKesson Corp.	7,705	2,806,469
Molina Healthcare, Inc. (a)	674	200,778
UnitedHealth Group, Inc.	9,875	4,859,389
Universal Health Services, Inc. Class B	1,592	239,357
		20,521,237
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	3,485	471,974
Mettler-Toledo International, Inc. (a)	139	207,319
		679,293
Pharmaceuticals - 10.4%
Bristol-Myers Squibb Co.	31,494	2,102,854
Eli Lilly & Co.	36,471	14,437,410
Jazz Pharmaceuticals PLC (a)	690	96,924
Johnson & Johnson	8,920	1,460,204
Merck & Co., Inc.	133,931	15,465,013
		33,562,405
TOTAL HEALTH CARE		90,148,380
INDUSTRIALS - 13.8%
Aerospace & Defense - 3.5%
Axon Enterprise, Inc. (a)	2,584	544,475
General Dynamics Corp.	4,564	996,504
HEICO Corp.	828	139,634
HEICO Corp. Class A	491	65,907
Howmet Aerospace, Inc.	10,221	452,688
Huntington Ingalls Industries, Inc.	1,068	215,373
Lockheed Martin Corp.	10,483	4,868,829
Northrop Grumman Corp.	4,325	1,994,993
Raytheon Technologies Corp.	8,354	834,565
The Boeing Co. (a)	3,826	791,140
TransDigm Group, Inc.	678	518,670
		11,422,778
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	790	89,934
FedEx Corp.	1,456	331,648
		421,582
Building Products - 0.4%
A.O. Smith Corp.	795	54,291
Johnson Controls International PLC	5,422	324,452
Trane Technologies PLC	4,425	822,209
		1,200,952
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	6,372	503,707
Rollins, Inc.	3,146	132,919
Waste Connections, Inc. (United States)	1,205	167,676
Waste Management, Inc.	1,427	236,953
		1,041,255
Construction & Engineering - 0.4%
AECOM	2,231	185,285
Quanta Services, Inc.	6,775	1,149,311
		1,334,596
Electrical Equipment - 1.1%
AMETEK, Inc.	7,419	1,023,303
Eaton Corp. PLC	5,930	991,022
Emerson Electric Co.	3,985	331,791
Hubbell, Inc. Class B	2,259	608,394
Rockwell Automation, Inc.	1,547	438,435
		3,392,945
Ground Transportation - 0.2%
Old Dominion Freight Lines, Inc.	1,943	622,518
U-Haul Holding Co. (non-vtg.)	411	22,235
		644,753
Industrial Conglomerates - 1.3%
General Electric Co.	33,192	3,285,012
Honeywell International, Inc.	4,646	928,457
		4,213,469
Machinery - 4.9%
Caterpillar, Inc.	21,557	4,716,672
Cummins, Inc.	6,078	1,428,573
Deere & Co.	9,136	3,453,591
IDEX Corp.	3,069	633,196
Illinois Tool Works, Inc.	4,529	1,095,746
Ingersoll Rand, Inc.	5,665	323,018
Otis Worldwide Corp.	2,670	227,751
PACCAR, Inc.	24,877	1,858,063
Parker Hannifin Corp.	2,009	652,684
Pentair PLC	853	49,542
Snap-On, Inc.	1,100	285,351
Toro Co.	3,137	327,064
Westinghouse Air Brake Tech Co.	1,226	119,743
Xylem, Inc.	4,640	481,818
		15,652,812
Professional Services - 0.8%
Automatic Data Processing, Inc.	6,893	1,516,460
Booz Allen Hamilton Holding Corp. Class A	4,816	460,988
CoStar Group, Inc. (a)	4,909	377,748
Leidos Holdings, Inc.	752	70,132
		2,425,328
Trading Companies & Distributors - 0.8%
United Rentals, Inc.	2,700	974,997
W.W. Grainger, Inc.	2,222	1,545,557
		2,520,554
TOTAL INDUSTRIALS		44,271,024
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	6,108	978,257
Juniper Networks, Inc.	1,224	36,904
Motorola Solutions, Inc.	5,169	1,506,247
		2,521,408
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	2,827	213,354
Arrow Electronics, Inc. (a)	337	38,563
CDW Corp.	1,710	289,999
Keysight Technologies, Inc. (a)	1,216	175,882
		717,798
IT Services - 0.4%
Gartner, Inc. (a)	2,649	801,217
IBM Corp.	4,542	574,154
		1,375,371
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	7,525	672,509
Analog Devices, Inc.	7,953	1,430,586
Applied Materials, Inc.	4,140	467,944
Broadcom, Inc.	2,623	1,643,310
Enphase Energy, Inc. (a)	4,034	662,383
First Solar, Inc. (a)	7,408	1,352,553
KLA Corp.	666	257,436
Lam Research Corp.	638	334,363
Microchip Technology, Inc.	7,165	522,973
NVIDIA Corp.	19,587	5,435,197
onsemi (a)	15,926	1,146,035
		13,925,289
Software - 1.7%
ANSYS, Inc. (a)	548	172,028
Aspen Technology, Inc.	453	80,181
Black Knight, Inc. (a)	953	52,072
Cadence Design Systems, Inc. (a)	4,845	1,014,785
Fair Isaac Corp. (a)	1,561	1,136,330
Oracle Corp.	26,474	2,507,617
Palo Alto Networks, Inc. (a)(b)	1,034	188,664
PTC, Inc. (a)	570	71,700
Synopsys, Inc. (a)	800	297,056
		5,520,433
TOTAL INFORMATION TECHNOLOGY		24,060,299
MATERIALS - 3.9%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	8,433	2,482,338
Albemarle Corp.	2,493	462,352
CF Industries Holdings, Inc.	4,209	301,280
Corteva, Inc.	26,607	1,626,220
DuPont de Nemours, Inc.	6,037	420,900
FMC Corp.	3,302	408,061
Linde PLC	7,705	2,846,612
RPM International, Inc.	1,476	121,076
The Mosaic Co.	2,939	125,936
Westlake Corp.	350	39,823
		8,834,598
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	13,712	519,822
Nucor Corp.	10,018	1,484,467
Reliance Steel & Aluminum Co.	1,906	472,307
Steel Dynamics, Inc.	11,432	1,188,356
		3,664,952
TOTAL MATERIALS		12,499,550
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Gaming & Leisure Properties	1,112	57,824
Host Hotels & Resorts, Inc.	3,272	52,908
Iron Mountain, Inc.	1,079	59,604
VICI Properties, Inc.	13,694	464,774
		635,110
UTILITIES - 1.5%
Electric Utilities - 0.9%
Constellation Energy Corp.	20,831	1,612,319
Edison International	1,659	122,102
NRG Energy, Inc.	1,686	57,611
PG&E Corp. (a)	70,365	1,203,945
		2,995,977
Gas Utilities - 0.0%
Atmos Energy Corp.	1,372	156,600
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	21,044	497,901
Vistra Corp.	2,989	71,318
		569,219
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	4,973	151,527
Consolidated Edison, Inc.	3,217	316,778
Sempra Energy	4,802	746,663
		1,214,968
TOTAL UTILITIES		4,936,764
TOTAL COMMON STOCKS (Cost $274,187,300)		321,392,962

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $297,757)	300,000	297,584

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	58,620	58,632
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	439,156	439,200
TOTAL MONEY MARKET FUNDS (Cost $497,832)		497,832

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $274,982,889)	322,188,378
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(762,429)
NET ASSETS - 100.0%	321,425,949

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Jun 2023	418,850	20,288	20,288

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $84,315.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	4,991,361	85,133,382	90,066,111	42,887	-	-	58,632	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	2,360,785	40,067,010	41,988,595	17,635	-	-	439,200	0.0%
Total	7,352,146	125,200,392	132,054,706	60,522	-	-	497,832

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.